Financial Instrument Risk Exposure and Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
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Disclosure Of Detailed Information About Financial Assets And Liabilities Denominated In Currencies Other Than The US Dollar
Financial assets and liabilities denominated in currencies other than the US dollar are as follows:

	December 31, 2020		December 31, 2019
	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Brazilian Réals	$73,236	$61,896	$28,653	$28,986
Mexican Pesos	9,889	5,952	-	-
Canadian Dollars	13,254	7,671	18,721	6,987

Total	$96,379	$75,519	$47,374	$35,973